INVESTMENTS AND PUT RIGHT LIABILITIES - Additional Information (Details) - USD ($)			6 Months Ended
	Feb. 06, 2024	Sep. 15, 2020	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Apr. 02, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2020	Jun. 16, 2019
Schedule of Equity Method Investments
Common stock, shares outstanding			188,108,178		187,452,495
Equity in (loss) income of affiliates				$ (1,038,000)
Share-based compensation expense			$ 400,000	(2,300,000)
Extinguishment of repurchase obligation	$ 183,000,000
Unrealized gain on the available-for-sale investments			$ 3,644,000
Fair value of put right liability				2,000,000
I-Mab Hong Kong
Schedule of Equity Method Investments
Registered capital of subsidiary											$ 30,000,000
Common stock, shares outstanding										13,500,000
Domestic Investors
Schedule of Equity Method Investments
Common stock, shares outstanding										12,000,000
TJBio Hangzhou
Schedule of Equity Method Investments
Assets recognized value		$ 105,000,000
Equity method investment, ownership percentage			0.00%		15.00%
Proceeds from Contributions from Affiliates		30,000,000
Common stock, shares outstanding										25,500,000
Purchase price committed			$ 3,000,000
Investments at fair value, available-for-sale debt securities			34,500,000
Unrealized gain on the available-for-sale investments			$ 3,600,000
TJBio Hangzhou | Series C Investment, Equity Transfer and Shares Repurchase Transactions
Schedule of Equity Method Investments
Equity method investment, ownership percentage	5.65%
Amount agreed to raise	$ 19,000,000
TJBio Hangzhou | Series B Domestic Investors
Schedule of Equity Method Investments
Amount agreed to raise									$ 46,000,000
TJBio Hangzhou | Minimum
Schedule of Equity Method Investments
Potential repurchase obligation						$ 30,000,000
TJBio Hangzhou | Maximum
Schedule of Equity Method Investments
Potential repurchase obligation						$ 35,000,000
TJBio Hangzhou | Management Holdco
Schedule of Equity Method Investments
Registered capital of subsidiary		$ 3,000,000
Equity method investment, ownership percentage		10.00%								10.00%
Shares issued					0		750,000	750,000
Share-based compensation expense recognized in equity method				1,100,000
Cash Commitment		$ 3,000,000
TJBio Hangzhou | Management Holdco | SPA
Schedule of Equity Method Investments
Equity method investment, ownership percentage			10.00%
TJBio Hangzhou | Management Holdco and ESOP Holdco
Schedule of Equity Method Investments
Shares subscribed, not yet been purchased or issued										4,500,000
TJBio Hangzhou | Esop Holdco
Schedule of Equity Method Investments
Equity method investment, ownership percentage		5.00%								5.00%
Registered capital of affiliates		$ 1,500,000
TJBio Hangzhou | Domestic Investors
Schedule of Equity Method Investments
Registered capital of subsidiary		$ 12,000,000
Equity method investment, ownership percentage		40.00%								40.00%
Cash Payments		$ 120,000,000
TJBio Hangzhou | I-Mab Hong Kong
Schedule of Equity Method Investments
Equity method investment, ownership percentage										45.00%
TJBio Hangzhou | I-Mab Hangzhou
Schedule of Equity Method Investments
Equity method investment, ownership percentage									40.36%
TJBio Hangzhou | Group's Share Based Compensation
Schedule of Equity Method Investments
Equity in (loss) income of affiliates				700,000
TJBio Hangzhou | TJBio Hangzhou Share Based Compensation
Schedule of Equity Method Investments
Equity in (loss) income of affiliates			$ 0	$ 600,000